 VGOF-P14 09/26

LEGG MASON PARTNERS INSTITUTIONAL TRUST
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED SEPTEMBER 16, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective September 18, 2026, the following supersedes any and all disclosure to the contrary in the Summary Prospectus (as applicable), Prospectus and SAI of each fund listed in Schedule A:

a. The investment professionals primarily responsible for the day-to-day management of Western Asset SMASh Series Core Completion Fund and Western Asset SMASh Series Core Plus Completion Fund are Michael C. Buchanan, Amit Chopra, Christopher F. Kilpatrick, Mark S. Lindbloom, Julien A. Scholnick and Rafael Zielonka. As previously announced, effective September 30, 2026, Christopher F. Kilpatrick and Julien A. Scholnick will each step down as a member of the investment professional team for each fund.

b. The investment professionals primarily responsible for the day-to-day management of Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset Core Plus VIT Portfolio, Western Asset Intermediate Bond Fund and Western Asset Total Return Unconstrained Fund are Michael C. Buchanan, Amit Chopra, Mark S. Lindbloom, Frederick R. Marki, Julien A. Scholnick and Rafael Zielonka. As previously announced, effective September 30, 2026, Julien A. Scholnick will step down as a member of the investment professional team for each fund and, effective December 31, 2026, Frederick R. Marki will step down as a member of the investment professional team for each fund.

c. The investment professionals primarily responsible for the day-to-day management of Western Asset Inflation Indexed Plus Bond

Fund are Michael C. Buchanan, Amit Chopra, Mark S. Lindbloom, Frederick R. Marki and Rafael Zielonka. As previously announced, effective December 31, 2026, Frederick R. Marki will step down as a member of the investment professional team for the fund.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset SMASh Series Core Completion Fund	July 1, 2026
Western Asset SMASh Series Core Plus Completion Fund	May 1, 2026

LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Core Plus VIT Portfolio	May 1, 2026

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2026
Western Asset Core Plus Bond Fund	May 1, 2026
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2026
Western Asset Intermediate Bond Fund	October 1, 2025
Western Asset Total Return Unconstrained Bond Fund	October 1, 2025

Please retain this supplement for future reference.